SHARE-BASED COMPENSATION - Summary of non-vested stock option activities (Details) - $ / shares			12 Months Ended
	Jan. 31, 2020	Jan. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numbers of shares
Granted			2,787,738	2,698,245
2017 Plan
Numbers of shares
Forfeited	(332,566)	(332,566)		(10,500)	(338,876)
2019 plan
Numbers of shares
Granted					72,000
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding			$ 4.50
Vested			4.50
Weighted average grant date fair value Outstanding			$ 4.50	$ 4.50
2020 plan
Numbers of shares
Number of shares Outstanding			805,433
Granted			2,026,300	133,913	1,068,733
Vested			(245,305)
Forfeited			(170,490)
Number of shares Outstanding			2,415,938	805,433
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding			$ 9.44
Granted			1.35
Vested			9.40
Forfeited			7.39
Weighted average grant date fair value Outstanding			$ 0.53	$ 9.44
2021 Plan
Numbers of shares
Number of shares Outstanding			2,444,440
Granted			2,787,738	2,698,245
Vested			(565,579)
Forfeited			(880,304)	(253,805)
Number of shares Outstanding			3,786,295	2,444,440
Weighted average Grant date fair value
Vested			$ 14.18
2020 Plan
Numbers of shares
Granted			2,026,300
Forfeited			(170,490)	(111,495)	(24,365)